Securities	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE 2 – Securities

The fair value of available-for-sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) were as follows:

	(Dollars in thousands)
		Gross	Gross	Estimated
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
December 31, 2011
U.S. government sponsored entities	$15,610	$41	$(3)	$15,648
Collateralized mortgage obligations and residential mortgage-backed securities	107,569	3,630	(2)	111,197
Municipal securities	54,738	4,018	-	58,756
Collateralized debt obligations	5,214	-	(3,853)	1,361
Total securities available-for-sale	$183,131	$7,689	$(3,858)	$186,962

December 31, 2010
U.S. government sponsored entities	$4,172	$-	$(3)	$4,169
Collateralized mortgage obligations and residential mortgage-backed securities	94,930	2,372	(160)	97,142
Municipal securities	38,549	1,027	(211)	39,365
Collateralized debt obligations	5,215	-	(3,836)	1,379
Total securities available-for-sale	$142,866	$3,399	$(4,210)	$142,055

The carrying amount, gross unrecognized gains and losses, and fair value of securities held-to-maturity were as follows:

	(Dollars in thousands)
		Gross	Gross	Estimated
	Cost	Unrecognized	Unrecognized	Fair
	Basis	Gains	Losses	Value
December 31, 2010
Municipal securities	$17,573	$613	$-	$18,186
Residential mortgage-backed securities	824	29	(1)	852
Total securities held-to-maturity	$18,397	$642	$(1)	$19,038

During August 2011, management transferred its entire held-to-maturity securities portfolio to available-for-sale. The book value of the securities transferred totaled approximately $16.4 million, with an unrealized gain of approximately $1.0 million that was recorded as a component of other comprehensive income at the date of transfer. All held-to-maturity securities were transferred to available-for-sale to avoid the potential implication that any remaining held-to-maturity securities would be tainted by a partial transfer. In addition, the transfer provides management the ability to sell lower balance odd lot securities, divest of certain securities to reduce credit or interest rate risk within the portfolio, and be positioned to take advantage of other portfolio restructuring opportunities.

The fair value of available-for-sale debt securities and carrying amount, if different, at year end 2011 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	(Dollars in thousands)
	Available-for-sale
	Estimated
	Fair	Tax-Equivalent
December 31, 2011	Value	Yield (%)
Due in one year or less	$1,020	6.25
Due from one to five years	14,599	3.42
Due from five years to ten years	28,533	5.01
Due over ten years	31,613	5.84
Collateralized mortgage obligations and residential mortgage-backed securities	111,197	3.29
Total	$186,962	4.01

Sales of available-for-sale securities were as follows:

	(Dollars in thousands)
	December 31,	December 31,
	2011	2010

Proceeds	$22,713	18,951
Gross gains	981	913
Gross losses	(15)	-

The tax provisions related to these net realized gains were approximately $380,000 for 2011 and $359,000 for 2010.

Securities with carrying values of approximately $70,412,000 and $24,484,000 were pledged as of December 31, 2011 and 2010, respectively, as collateral for repurchase agreements, public funds, and for other purposes as permitted or required by law. The increase in pledged securities was the result of new pledging requirements for Indiana public funds deposits.

Securities with unrealized losses at December 31, 2011 and 2010 not recognized in income are as follows:

	(Dollars in thousands)
	Less than 12 months		12 months or longer		Total
	Estimated		Estimated		Estimated
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2011
U.S. government sponsored entities	$1,287	$(3)	$-	$-	$1,287	$(3)
Collateralized mortgage obligations and residential mortgage-backed securities	2,030	(2)	-	-	2,030	(2)
Municipal securities	-	-	-	-	-	-
Collateralized debt obligations	-	-	1,361	(3,853)	1,361	(3,853)
Total temporarily impaired	$3,317	$(5)	$1,361	$(3,853)	$4,678	$(3,858)
Number of securities		2		4		6

	(Dollars in thousands)
	Less than 12 months		12 months or longer		Total
	Estimated		Estimated		Estimated
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2010
U.S. government sponsored entities	$2,513	$(3)	$-	$-	$2,513	$(3)
Collateralized mortgage obligations and residential mortgage-backed securities	13,767	(161)	-	-	13,767	(161)
Municipal securities	7,496	(194)	398	(17)	7,894	(211)
Collateralized debt obligations	-	-	1,379	(3,836)	1,379	(3,836)
Total temporarily impaired	$23,776	$(358)	$1,777	$(3,853)	$25,553	$(4,211)
Number of securities		27		5		32

Unrealized losses on securities have not been recognized into income because the securities are of high credit quality or have undisrupted cash flows. Management has the intent and ability to hold the securities for the foreseeable future, and the decline in fair value is largely due to changes in interest rates and volatility in the securities markets. The fair values are expected to recover as the securities approach maturity.